STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) - USD ($)	Total	Limited partners [Member]	General partner [Member]	Series 15 [Member]	Series 15 [Member] Limited partners [Member]	Series 15 [Member] General partner [Member]	Series 16 [Member]	Series 16 [Member] Limited partners [Member]	Series 16 [Member] General partner [Member]	Series 17 [Member]	Series 17 [Member] Limited partners [Member]	Series 17 [Member] General partner [Member]	Series 18 [Member]	Series 18 [Member] Limited partners [Member]	Series 18 [Member] General partner [Member]	Series 19 [Member]	Series 19 [Member] Limited partners [Member]	Series 19 [Member] General partner [Member]
Partners’ capital (deficit) at Mar. 31, 2015	$ (14,005,429)	$ (12,054,726)	$ (1,950,703)	$ (3,287,212)	$ (2,932,151)	$ (355,061)	$ (7,869,788)	$ (7,324,482)	$ (545,306)	$ (503,501)	$ (81,517)	$ (421,984)	$ (3,720,398)	$ (3,372,966)	$ (347,432)	$ 1,375,470	$ 1,656,390	$ (280,920)
Distributions to partners	(5,491,995)	(5,491,995)	0	0	0	0	0	0	0	(4,474,195)	(4,474,195)	0	0	0	0	(1,017,800)	(1,017,800)	0
Net income (loss)	5,869,910	5,811,211	58,699	386,925	383,056	3,869	59,564	58,968	596	5,593,702	5,537,765	55,937	(89,507)	(88,612)	(895)	(80,774)	(79,966)	(808)
Partners’ capital (deficit) at Mar. 31, 2016	(13,627,514)	(11,735,510)	(1,892,004)	(2,900,287)	(2,549,095)	(351,192)	(7,810,224)	(7,265,514)	(544,710)	616,006	982,053	(366,047)	(3,809,905)	(3,461,578)	(348,327)	276,896	558,624	(281,728)
Net income (loss)	(265,827)	(263,169)	(2,658)	(80,612)	(79,806)	(806)	112,314	111,191	1,123	(78,112)	(77,331)	(781)	(124,922)	(123,673)	(1,249)	(94,495)	(93,550)	(945)
Partners’ capital (deficit) at Mar. 31, 2017	$ (13,893,341)	$ (11,998,679)	$ (1,894,662)	$ (2,980,899)	$ (2,628,901)	$ (351,998)	$ (7,697,910)	$ (7,154,323)	$ (543,587)	$ 537,894	$ 904,722	$ (366,828)	$ (3,934,827)	$ (3,585,251)	$ (349,576)	$ 182,401	$ 465,074	$ (282,673)